Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2024	$ 101
2025	103
2026	106
2027	109
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2023	395
2024	405
2025	414
2026	420
2027	424
2028 through to 2032	2,187
Total estimated future benefit payments through to 2032	4,245
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2023	67
2024	68
2025	70
2026	71
2027	71
2028 through to 2032	368
Total estimated future benefit payments through to 2032	$ 715